Risk/Return Summary - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 28, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .